EATON VANCE BALANCED FUND
EATON VANCE COMMODITY STRATEGY FUND
EATON VANCE DIVIDEND BUILDER FUND
EATON VANCE GREATER INDIA FUND
EATON VANCE INVESTMENT GRADE INCOME FUND
EATON VANCE LARGE-CAP CORE RESEARCH FUND
EATON VANCE LARGE-CAP GROWTH FUND
EATON VANCE LARGE-CAP VALUE FUND
EATON VANCE REAL ESTATE FUND
EATON VANCE SMALL-CAP FUND
EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE TAX-MANAGED GROWTH FUND 1.2
EATON VANCE VT FLOATING-RATE INCOME FUND
EATON VANCE VT LARGE-CAP VALUE FUND
Supplement to Statement of Additional Information (“SAIs”) dated May 1, 2013

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND
EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND
Supplement to SAIs dated June 1, 2013

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND
EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND
EATON VANCE GLOBAL NATURAL RESOURCES FUND
Supplement to SAIs dated July 1, 2013

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND
Supplement to SAI dated August 1, 2013 as revised August 19, 2013

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNCIPAL INCOME FUND
EATON VANCE NATIONAL LIMITED MATURITY MUNCIPAL INCOME FUND
EATON VANCE NEW YORK LIMITED MATURITY MUNCIPAL INCOME FUND
EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNCIPAL INCOME FUND
Supplement to SAI dated August 1, 2013 as revised October 17, 2013

EATON VANCE SHORT DURATION HIGH INCOME FUND
Supplement to SAI dated November 1, 2013

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE HEXAVEST EMERGING MARKETS EQUITY FUND
EATON VANCE HEXAVEST GLOBAL EQUITY FUND
EATON VANCE HEXAVEST INTERNATIONAL EQUITY FUND
EATON VANCE HEXAVEST U.S. EQUITY FUND
EATON VANCE INSTITUTIONAL EMERGING MARKETS DEBT FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to SAIs dated December 1, 2013

EATON VANCE ALABAMA MUNICIPAL INCOME FUND

EATON VANCE ARKANSAS MUNICIPAL INCOME FUND

EATON VANCE ASIAN SMALL COMPANIES FUND

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE KENTUCKY MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE MULTI-CAP GROWTH FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE TENNESSEE MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to SAIs dated January 1, 2014

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
EATON VANCE BUILD AMERICA BOND FUND
EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
Supplement to SAIs dated February 1, 2014

EATON VANCE BOND FUND
EATON VANCE CURRENCY INCOME ADVANTAGE FUND
EATON VANCE DIVERSIFIED CURRENCY INCOME FUND
EATON VANCE EMERGING MARKETS LOCAL INCOME FUND
EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND
EATON VANCE GLOBAL DIVIDEND INCOME FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND
EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND
EATON VANCE GOVERNMENT OBLIGATIONS FUND
EATON VANCE HIGH INCOME OPPORTUNITIES FUND
EATON VANCE INCOME FUND OF BOSTON
EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND
EATON VANCE MULTI-STRATEGY ALL MARKET FUND
EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND
EATON VANCE SHORT DURATION REAL RETURN FUND
EATON VANCE SHORT DURATION STRATEGIC INCOME FUND
EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
EATON VANCE TAX-MANAGED VALUE FUND
EATON VANCE U.S. GOVERNMENT MONEY MARKET FUND
Supplement to SAIs dated March 1, 2014

1.

Lynn A. Stout resigned as a Noninterested Trustee/Director of the Funds effective March 31, 2014 and as a result should be removed from the Trustees/Directors table and any committee lists under “Fund Management” in “Management and Organization”.

2.

The following replaces the first sentence of the paragraph describing the Governance Committee under “Fund Management” in “Management and Organization”:

Messrs. Freedman (Chair), Eston, Park, Pearlman and Verni, and Mmes. Mosley, Peters and Taggart are members of the Governance Committee.

3.

The following replaces the first sentence of the paragraph describing the Compliance Reports and Regulatory Matters Committee under “Fund Management” in “Management and Organization”:

Messrs. Pearlman (Chair), Eston and Park are members of the Compliance Reports and Regulatory Matters Committee.

April 1, 2014